Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital
Schedule of share capital issued

	June 30, 2026		December 31, 2025
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	72,437,664	$242,444	53,618,357	$213,528
Conversion of RSUs	1,344,032	818	-	-
Private placement	-	-	15,086,208	29,345
Issuance costs	-	-	-	(3,549)
Exercise of warrants	-	-	3,733,099	3,120
Balance, end of period:	73,781,696	$243,262	72,437,664	$242,444

Schedule of contributed surplus

	June 30,	December 31,
	2026	2025

Balance, beginning of period	$26,502	$28,009
Settlement of RSUs	(818)	-
Share-based compensation	435	273
RSU and options surrenders	(1,605)	(1,780)
RSUs withheld for tax payment	(659)	-

Balance, end of period	$23,855	$26,502

Schedule of RSUs outstanding

The following tables summarize information regarding RSUs outstanding:

	June 30,	December 31,
	2026	2025
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of year	3,672,415	3,779,623
Issued	86,909	502,658
Settled	(1,344,032)	-
Surrenders	(1,825,225)	(609,866)

RSUs outstanding, end of period	590,067	3,672,415

Schedule of share based compensation

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Employees	$88	$21	$175	$37
Directors and advisors	125	8	260	35

Non-cash compensation	$213	$29	$435	$72